Related party transactions (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Services received related party transactions	$ 88	$ 175
Debentures [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Due to related parties	136	290
Interest on debenture	$ 14	$ 24
Interest rates	8.00%	8.00%
Key management personnel [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Stock options granted	110,000	832,999
Stock options fair value	$ 179	$ 1,481